Other Reserves - Schedule of Movements in Options or Warrants and Performance Rights (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Schedule of Movements in Options or Warrants and Performance Rights [Line Items]
Exercise of unlisted options at $0.12 (2024-03-12)					(200,000)
Options issued in the year (in Dollars)			$ 64,755		$ (11,932)
Lapse of performance rights issued in the year (in Dollars)
Performance rights forfeited (in Dollars)	$ (67,395)
Warrants [Member]
Schedule of Movements in Options or Warrants and Performance Rights [Line Items]
Balance beginning	13,953,161		15,194,959		12,879,720
Balance beginning (in Dollars)	$ 1,526,386		$ 3,059,321		$ 3,123,759
Exercise of unlisted options at $0.12 (2024-03-12)					(200,000)
Exercise of unlisted options at $0.12 (2024-03-12) (in Dollars)					$ (43,780)
Performance rights issued in the year	2,147,154		5,386,810	[1]	1,688,839	[2]
Performance rights issued in the year (in Dollars)	$ 137,418		$ 239,488	[1]		[2]
Lapse of unexercised options			(8,016,120)		(173,600)
Lapse of unexercised options (in Dollars)			$ (1,741,178)		$ (23,957)
Unlisted Options Issued/Expensed
Unlisted Options Issued/Expensed (in Dollars)					$ 15,231
Options issued in the year	4,000,000	[3]	3,000,000	[4]	1,000,000	[5]
Options issued in the year (in Dollars)	$ 48,995	[3]	$ 55,584	[4]	$ (11,932)	[5]
Share-based payments expense for options previously issued
Share-based payments expense for options previously issued (in Dollars)	$ 31,242		$ 9,171
Exercise of performance rights	(3,332,716)		(1,326,747)	[6]
Exercise of performance rights (in Dollars)	$ (249,137)		$ (96,000)	[6]
Lapse of performance rights issued in the year			(285,741)
Lapse of performance rights issued in the year (in Dollars)
Warrants expired in the year	(2,560,000)
Warrants expired in the year (in Dollars)	$ (1,032,960)
Options expired in the year	(1,930,000)
Options expired in the year (in Dollars)	$ (120,090)
Performance rights forfeited	(510,108)
Performance rights forfeited (in Dollars)	$ (67,395)
Share-based payments expense for performance rights previously issued
Share-based payments expense for performance rights previously issued (in Dollars)	$ 75,605
Balance ending	11,767,491		13,953,161		15,194,959
Balance ending (in Dollars)	$ 350,064		$ 1,526,386		$ 3,059,321

[1]	2,736,515, 1,088,535 and 985,883 performance rights were granted under OIP to Mr. Steven Lydeamore on 20 September 2024, Dr. Jerry Kanellos on 21 September 2024 and Mr. Flavio Palumbo on 25 September 2024, respectively.
[2]	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.
[3]	Options were approved at the Annual General Meeting, held on 11 November 2025 for Jeannette Joughin, Daniel Pollock, Ravi Savarirayan, and Paul Brennan of 1,000,000 each. The option exercise price is $0.110 and they have an expiry date of 3 October 2029.
[4]	1,000,000 options each were granted under OIP to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024. Subsequently, these options were approved by shareholders at the 2024 annual general meeting held on 18 November 2024. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, security price at grant date, term and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions.
[5]	1,000,000 options were granted to Mr. Paul Brennan upon his appointment March 16, 2022, but were subject to shareholder approval that was not obtained until 2023. The options have been expensed over the vesting period from when the service period commenced and Immuron have revised the estimate of the fair value at the grant date. Of the $(11,932) adjustment, $(12,896) relates to the difference between the estimated fair value and the grant date fair value of these options. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, the term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions. The offsetting of $965 relates to options issued for Dr. Jeannette Joughin.
[6]	1,147,083 ordinary shares were issued to Mr. Steven Lydeamore during the year ended 30 June 2025 on the exercise of performance rights granted.